Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Dec. 31, 2007
Accrued interest	$ 449,020	$ 509,429
Stock par value	$ 2.50	$ 2.50
Perpetual preferred stock issued				25
Perpetual preferred stock, liquidation value				$ 100,000
Estimated credit losses	$ 100,000
Preferred stock, shares outstanding	0	15
Variable rate description	A variable rate of 8.50% was in effect for the three quarters dividend payments in 2024, followed by a decrease with a rate of 8.00% in effect for the last quarter of 2024. For the first quarter of 2025 the variable rate decreased to 7.50%
Preferred stock, redemption, amount	$ 1,000,000		$ 1,500,000
Preferred stock, redemption, shares	10		15
CFSG [Member]
Ownership interest	100.00%
ACBB [Member]
Description of minimum invest	the Company is required to invest in a minimum of 20 shares of the common stock of ACBB’s parent company, ACBI
FHLBB [Member]
Stock par value	$ 100